Commitments and Contingencies - Supplemental balance sheet information related to the operating lease (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Term of operating leases			3 years
Minimum lease payments by fiscal year
2023	$ 292
Total future minimum lease payments	292
Less: Imputed interest	(14)
Present value of lease payments	278
Less: Current portion (included in other accrued expenses)	(278)	$ (257)
Noncurrent operating lease liability		242
Operating lease right-of-use asset	$ 262	$ 475
Remaining lease term in years	10 months 24 days
Discount rate	10.00%